EQUITY INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY INCENTIVE PLANS
Summary of the activity in the stock option plan

A summary of the activity in the stock option plan for 2014 follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (Years)

Outstanding at beginning of year	1,375	$20.72
Granted	118,132	11.99
Exercised	—	—
Forfeited or expired	—	—

Outstanding at end of year	119,507	$12.09	9.32

Exercisable at end of year	1,375	$20.72	1.22